Summary of significant accounting policies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Impairment carrying value of goodwill			¥ 169,734,000
Loss for the year		¥ (76,106,000)	¥ (669,516,000)	¥ (246,905,000)
Net current liabilities		466,239,000
Net liabilities		125,880,000
Consideration from issuance and allotment of ordinary shares	¥ 170,000,000	¥ 94,153,000
Minimum period of financial support that will be provided by Binhua Wu		12 months